UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2023

Date of reporting period: July 31, 2023

Item 1. Reports to Stockholders.

(a)

Carbon Collective Climate Solutions U.S. Equity ETF
Ticker: CCSO

Annual Report

July 31, 2023

Carbon Collective Climate Solutions U.S. Equity ETF

TABLE OF CONTENTS

This report is not authorized for distribution to prospective investors in the Fund’s unless preceded or accompanied by an effective prospectus.

1

Carbon Collective Climate Solutions U.S. Equity ETF

SHAREHOLDER LETTER (Unaudited)

As the end of July 2023 has passed, the Carbon Collective Climate Solutions U.S. Equity ETF (the “Fund”) continued to perform despite a volatile start.

On September 19, 2022, the Fund launched into a bear market with asset prices continuing to decline, ending 2022 down -11.56% from inception, while the S&P 500® Total Return Index (“S&P 500®”), the benchmark index, only fell -0.43% over the same period. In our view, the negative performance in 2022 was largely due to most of the Fund being composed of earlier-stage growth stocks whose valuation is more sensitive to the kind of interest rate shocks we saw in 2022.

During the fiscal period beginning on the Fund’s inception date September 19, 2022, and ending on July 31, 2023, the Fund generated a total return of 6.81% (NAV) and 6.84% (Market). This compares to 19.37% total return of the S&P 500®, for the same period.

The general recovery for U.S. equities in 2023 propelled the Fund upwards, rising +23.36% from January 1, 2023 – July 31, 2023, with the S&P 500® rising +19.52% over the same period. What is notable about the Fund’s 2023 performance is that it rose considerably while only including one of the “Big 7” Tech stocks (TSLA) that drove S&P 500® returns for the first four months of 2023 while the rest of the index remained relatively flat. In addition to TSLA, the Fund rose during this period due to the strong performance of Southern Corp., a copper mining company, Carrier Corp., a maker of high-efficiency HVAC systems, and Nucor, a steel recycler.

Looking ahead for the rest of 2023, we see a series of near-term challenges for some of the industries in the Fund that may lead to increased near-term volatility. The U.S. solar industry is still adjusting to higher interest rates and the updated residential solar laws in California that make home solar less attractive. Electric vehicle (EV) automakers are still adjusting to the impacts of the Inflation Reduction Act and tight supply chains for key materials for batteries as some of the smaller ones work to reach profitability. The global wind industry is suffering rising costs that is leading to some projects getting canceled.

In the long run, our outlook remains bullish as the tailwinds behind the Fund’s sectors are likely to increase over the remainder of the decade. Recent estimates from the New York Times (“The Clean Energy Future is Arriving Faster than You Think” - August 13, 2023) project that wind and solar energy will move ahead of coal as the predominant source of electricity in the world by 2025. Companies have pledged over $230 billion into domestic manufacturing for clean technologies like electric cars since the passage of the Inflation Reduction Act (See same New York Times article above). Finally, the Biden administration has taken steps to accelerate the implementation of the significant backlog of solar and wind projects waiting to connect to the grid.

An important part of the Fund is also what it does not invest in, namely oil, gas, and coal. While we would not be surprised to see these sectors continue to perform well in the next 1-2 years, we believe it is only a matter of time before the economics-driven growth of clean energy and the electrification of our economy irreversibly eats their market share.

While we are not going to speculate on the timing of this to play out, we believe these factors could help the Fund perform in comparison with its benchmark over the long term.

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus. A prospectus may be obtained by visiting carboncollective.co or calling (833) 794-0140. Please read the prospectus carefully before you invest.

Investing involves risk, including the potential loss of principal. There is no guarantee that the Fund’s investment strategy will be successful. Shares may trade at a premium or discount to their NAV in the secondary market, and the Fund’s holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions. The Fund is new and has a limited operating history. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Fund; and there may be a limited number of market makers or other liquidity providers in the marketplace. Foreign and emerging market investing involves currency, political and economic risk. Applying climate, economic, gender, racial, and movement aligned justice domain criteria to the Fund’s investment selection process may exclude securities of certain issuers for non-financial reasons and therefore, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments. Carbon Collective Investing, LLC is a newly registered investment advisor and has no long-term track record that an investor may judge. Models and Data Risk. The composition of the Fund’s portfolio is dependent on proprietary quantitative models as well as information and data supplied by third parties.

S&P 500® Total Return Index - a stock market index tracking the stock performance of 500 large companies listed on exchanges in the United States.

Volatility - a statistical measure of the dispersion of returns for a given security or market index.

2

Carbon Collective Climate Solutions U.S. Equity ETF

Performance Summary (Unaudited)

$12,000
$11,000
$10,000
$9,000
$8,000
9/19/22
9/30/22
10/30/22
11/30/22
12/31/22
1/31/23
2/28/23
3/31/23
4/30/23
5/31/23
6/30/23
7/31/23
Carbon Collective Climate Solutions U.S. Equity ETF - NAV
Carbon Collective Climate Solutions U.S. Equity ETF - Market
S&P 500® Total Return Index

Total Returns for the period ended July 31, 2023:	Since Inception (09/19/2022)	Ending Value (07/31/2023)
Carbon Collective Climate Solutions U.S. Equity ETF - NAV	6.81%	$10,681
Carbon Collective Climate Solutions U.S. Equity ETF - Market	6.84%	10,684
S&P 500® Total Return Index	19.37%	11,937

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 794-0140. The Fund’s net expense ratio is 0.35% (as of the Fund’s most recently filed prospectus dated July 14, 2022).

3

Carbon Collective Climate Solutions U.S. Equity ETF

PORTFOLIO ALLOCATION at July 31, 2023 (Unaudited)

Sector	% of Net Assets
Industrial	35.3%
Consumer, Cyclical	22.9
Basic Materials	18.3
Energy	11.9
Technology	4.0
Consumer, Non-cyclical	4.0
Utilities	2.9
Cash & Cash Equivalents(1)	0.3
Financial	0.3
Communications	0.1
Total	100.0%

(1)Represents cash, short-term investments, and other assets in excess of liabilities.

Carbon Collective Climate Solutions U.S. Equity ETF

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at July 31, 2023

	Shares	Value
Common Stocks — 99.7%

Aerospace & Defense — 1.0%
Amprius Technologies, Inc. (1)	2,297	$17,251
Archer Aviation, Inc. - Class A (1)	5,447	36,658
Joby Aviation, Inc. (1)	18,714	167,490
		221,399
Auto Manufacturers — 18.3%
Arcimoto, Inc. (1)	198	305
Arrival SA (1)	254	587
AYRO, Inc. (1)	892	749
Canoo, Inc. (1)	6,475	4,178
Cenntro Electric Group Ltd. (1)	5,883	2,320
Fisker, Inc. - Class A (1)	7,897	48,724
GreenPower Motor Co., Inc. (1)	692	3,204
Hyliion Holdings Corp. (1)	3,826	7,537
Hyzon Motors, Inc. (1)	5,592	11,408
Kandi Technologies Group, Inc. (1)	1,623	5,956
Li Auto, Inc. - Class A - ADR (1)	24,122	1,032,422
Lightning eMotors, Inc. (1)	71	273
The Lion Electric Co. (1)	4,245	11,122
Lucid Group, Inc. (1)	50,095	381,223
Mullen Automotive, Inc. (1)	1,809	235
Nikola Corp. (1)	17,439	46,562
NIO, Inc. - ADR (1)	43,572	666,652
Phoenix Motor, Inc. (1)	542	364
Proterra, Inc. (1)	5,144	8,693
Rivian Automotive, Inc. - Class A (1)	17,871	493,954
Sono Group NV (1)	1,986	219
Tesla, Inc. (1)	3,681	984,410
Xos, Inc. (1)	3,879	1,567
XPeng, Inc. - ADR (1)	18,310	383,045
		4,095,709
Auto Parts & Equipment — 1.0%
Ads-Tec Energy PLC (1)	1,107	6,863
CBAK Energy Technology, Inc. (1)	2,132	2,601
Microvast Holdings, Inc. (1)	7,153	20,529
QuantumScape Corp. - Class A (1)	10,731	142,830
SES AI Corp. (1)	9,077	28,502
Solid Power, Inc. (1)	3,930	11,240
		212,565
Beverages — 0.1%
Oatly Group AB - ADR (1)	16,314	25,939

Biotechnology — 0.0% (2)
JanOne, Inc. (1)	97	90
Yield10 Bioscience, Inc. (1)	158	329
		419

	Shares	Value
Common Stocks — 99.7% (Continued)

Building Materials — 13.2%
AAON, Inc.	1,437	$151,259
Apogee Enterprises, Inc.	571	28,282
Carrier Global Corp.	20,910	1,245,190
Crown ElectroKinetics Corp. (1)	1,930	135
Energy Focus, Inc. (1)	68	129
Johnson Controls International PLC	15,318	1,065,367
Lennox International, Inc.	924	339,514
LSI Industries, Inc.	618	7,787
PGT Innovations, Inc. (1)	1,552	44,403
Research Frontiers, Inc. (1)	747	1,255
Reto Eco-solutions, Inc. (1)	130	304
Tecnoglass, Inc.	1,286	60,545
View, Inc. (1)	81	842
		2,945,012
Chemicals — 0.9%
Danimer Scientific, Inc. (1)	2,305	6,477
Daqo New Energy Corp. - ADR (1)	1,988	77,671
Livent Corp. (1)	4,598	113,203
Origin Materials, Inc. (1)	3,200	14,336
Save Foods, Inc. (1)	148	82
		211,769
Commercial Services — 3.4%
Bird Global, Inc. - Class A (1)	252	625
Micromobility.com, Inc. (1)	1,028	85
Quanta Services, Inc.	3,764	758,897
Willdan Group, Inc. (1)	295	5,953
		765,560
Distribution & Wholesale — 1.7%
Hudson Technologies, Inc. (1)	987	8,972
Ideanomics, Inc. (1)	12,846	1,194
LKQ Corp.	6,922	379,256
		389,422
Diversified Financial Services — 0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,868	74,883

Electric — 2.9%
Altus Power, Inc. (1)	3,600	24,516
Ameresco, Inc. - Class A (1)	1,416	82,425
Atlantica Sustainable Infrastructure PLC	3,017	72,770
Brookfield Renewable Corp. - Class A	4,689	146,156
Clearway Energy, Inc. - Class A	5,455	134,575
FTC Solar, Inc. (1)	2,447	9,299
Ormat Technologies, Inc.	1,552	126,178
ReNew Energy Global PLC - Class A (1)	9,877	61,237
		657,156

Carbon Collective Climate Solutions U.S. Equity ETF

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS at July 31, 2023 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)

Electrical Components & Equipment — 1.1%
Acuity Brands, Inc.	848	$140,123
Blink Charging Co. (1)	1,552	9,933
ChargePoint Holdings, Inc. (1)	9,010	78,027
ESS Tech, Inc. - Class A (1)	3,382	6,527
Nuvve Holding Corp. (1)	783	500
Orion Energy Systems, Inc. (1)	717	1,169
		236,279
Electronics — 1.0%
Badger Meter, Inc.	789	129,901
Itron, Inc. (1)	1,189	93,539
KULR Technology Group, Inc. (1)	2,570	2,390
SemiLEDs Corp. (1)	119	294
		226,124
Energy - Alternate Sources — 11.9%
Advent Technologies Holdings, Inc. (1)	1,110	977
Array Technologies, Inc. (1)	4,203	80,067
Azure Power Global Ltd. (1)	1,347	451
Ballard Power Systems, Inc. (1)	7,732	36,495
Beam Global (1)	211	2,422
Brenmiller Energy Ltd. (1)	454	377
Broadwind, Inc. (1)	463	1,759
Canadian Solar, Inc. (1)	1,601	57,892
Eco Wave Power Global AB - ADR (1)	1,455	3,565
Emeren Group Ltd. - ADR (1)	1,631	6,279
Energy Vault Holdings, Inc. (1)	3,098	10,378
Enphase Energy, Inc. (1)	3,427	520,321
Eos Energy Enterprises, Inc. (1)	4,005	9,852
First Solar, Inc. (1)	2,747	569,728
Fluence Energy, Inc. - Class A (1)	4,840	141,522
Flux Power Holdings, Inc. (1)	351	1,976
FREYR Battery SA (1)	3,631	30,573
Fusion Fuel Green PLC - Class A (1)	459	1,047
FutureFuel Corp.	953	9,263
Heliogen, Inc. (1)	4,383	1,089
iSun, Inc. (1)	501	228
JinkoSolar Holding Co. Ltd. - ADR (1)	1,244	52,808
Maxeon Solar Technologies Ltd. (1)	1,439	35,529
Montauk Renewables, Inc. (1)	3,733	32,664
NextEra Energy Partners L.P.	2,285	124,418
Nxu, Inc. (1)	1,731	1,008
Pineapple Energy, Inc. (1)	258	315
Plug Power, Inc. (1)	15,458	202,809
Shoals Technologies Group, Inc. - Class A (1)	4,681	121,519
SolarEdge Technologies, Inc. (1)	1,435	346,495
SPI Energy Co. Ltd. (1)	649	863
Spruce Power Holding Corp. (1)	3,372	3,271

	Shares	Value
Common Stocks — 99.7% (Continued)

Energy - Alternate Sources — 11.9% (Continued)
Stem, Inc. (1)	3,997	$28,259
Sunnova Energy International, Inc. (1)	3,003	53,033
SunPower Corp. (1)	4,458	44,001
Sunrun, Inc. (1)	5,881	111,621
Sunworks, Inc. (1)	791	1,368
TPI Composites, Inc. (1)	935	5,554
VivoPower International PLC (1)	687	411
		2,652,207
Engineering & Construction — 1.8%
Comfort Systems USA, Inc.	957	166,489
Orbital Infrastructure Group, Inc. (1)	124	464
TopBuild Corp. (1)	820	224,623
		391,576
Environmental Control — 10.5%
Aqua Metals, Inc. (1)	1,762	2,396
Denison Mines Corp. (1)	22,383	28,650
Enviri Corp. (1)	1,772	16,710
GFL Environmental, Inc.	9,376	320,097
Li-Cycle Holdings Corp. (1)	4,579	27,611
Lightbridge Corp. (1)	252	1,673
Perma-Fix Environmental Services, Inc. (1)	290	2,839
PureCycle Technologies, Inc. (1)	4,217	49,929
PyroGenesis Canada, Inc. (1)	5,097	3,752
Quest Resource Holding Corp. (1)	438	2,900
Waste Connections, Inc.	6,586	929,746
Waste Management, Inc.	5,952	974,878
		2,361,181
Food — 0.4%
Beyond Meat, Inc. (1)	1,693	29,120
The Hain Celestial Group, Inc. (1)	2,253	28,546
Laird Superfood, Inc. (1)	241	294
Steakholder Foods Ltd. - ADR (1)	463	750
SunOpta, Inc. (1)	2,988	19,810
		78,520
Home Builders — 0.5%
Installed Building Products, Inc.	747	110,571

Household Products & Wares — 0.1%
Quanex Building Products Corp.	885	24,904

Internet — 0.0% (2)
Swvl Holdings Corp. (1)	1	1

Iron & Steel — 8.0%
Commercial Metals Co.	2,922	167,197
Nucor Corp.	6,446	1,109,292

Carbon Collective Climate Solutions U.S. Equity ETF

6	The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 99.7% (Continued)

Iron & Steel — 8.0% (Continued)
Schnitzer Steel Industries, Inc. - Class A	729	$26,397
Steel Dynamics, Inc.	4,585	488,669
		1,791,555
Leisure Time — 0.4%
Ezgo Technologies Ltd. (1)	1,057	2,093
Forza X1, Inc. (1)	330	416
Gogoro, Inc. (1)	6,621	21,915
Livewire Group, Inc. (1)	5,290	64,115
Niu Technologies - ADR (1)	1,768	7,762
Volcon, Inc. (1)	652	404
		96,705
Machinery - Construction & Mining — 0.2%
NuScale Power Corp. (1)	1,933	14,652
Tritium DCFC Ltd. (1)	3,812	4,994
Wallbox NV (1)	4,287	18,091
		37,737
Machinery - Diversified — 1.2%
CSW Industrials, Inc.	384	69,331
GrafTech International Ltd.	7,154	37,773
Watts Water Technologies, Inc. - Class A	878	163,774
		270,878
Metal Fabricate & Hardware — 0.7%
Valmont Industries, Inc.	557	147,466

Mining — 9.3%
Cameco Corp.	11,660	409,966
Centrus Energy Corp. - Class A (1)	443	16,657
Gatos Silver, Inc. (1)	2,036	10,567
Gold Resource Corp.	2,962	1,885
Ioneer Ltd. - ADR (1)	1,391	11,601
IperionX Ltd. - ADR (1)	793	5,789
Lithium Americas Corp. (1)	3,986	80,437
MP Materials Corp. (1)	4,265	101,720
NexGen Energy Ltd. (1)	13,099	64,316
Piedmont Lithium, Inc. (1)	443	24,303
Solitario Resources Corp. (1)	1,628	846
Southern Copper Corp.	14,923	1,304,867
TMC the Metals Co., Inc. (1)	5,596	9,177
Uranium Energy Corp. (1)	9,818	35,345
Ur-Energy, Inc. (1)	6,800	7,140
Westwater Resources, Inc. (1)	1,078	992
		2,085,608
Miscellaneous Manufacturers — 4.8%
Eaton Corp PLC	5,176	1,062,736
Loop Industries, Inc. (1)	1,078	3,353
		1,066,089

	Shares	Value
Common Stocks — 99.7% (Continued)

Retail — 0.9%
Allego NV (1)	6,003	$15,968
ATRenew, Inc. - ADR (1)	5,180	15,851
Beacon Roofing Supply, Inc. (1)	1,642	140,670
EVgo, Inc. (1)	7,547	32,980
Jiuzi Holdings, Inc. (1)	67	99
		205,568
Software — 4.0%
8x8, Inc. (1)	2,501	11,855
DocuSign, Inc. (1)	5,378	289,444
Faraday Future Intelligent Electric, Inc. (1)	37,989	11,488
Freight Technologies, Inc. (1)	177	136
Kaltura, Inc. (1)	3,213	6,490
Zoom Video Communications, Inc. - Class A (1)	7,929	581,592
		901,005
Telecommunications — 0.1%
AudioCodes Ltd.	708	7,108
ClearOne, Inc.	673	543
Oblong, Inc. (1)	75	97
Preformed Line Products Co.	105	18,219
		25,967
Total Common Stocks
(Cost $20,155,790)		22,309,774

Short-Term Investments — 0.3%

Money Market Funds — 0.3%
First American Government Obligations Fund, Class X, 5.175% (3)	55,085	55,085

Total Short-Term Investments
(Cost $55,085)		55,085

Total Investments in Securities — 100.0%
(Cost $20,210,875)		22,364,859
Other Assets in Excess of Liabilities — 0.0% (2)		10,853
Total Net Assets — 100.0%		$22,375,712

ADRAmerican Depositary Receipt.

(1)Non-income producing security.

(2)Does not round to 0.1% or (0.1)%, as applicable.

(3)The rate shown is the annualized seven-day effective yield as of July 31, 2023.

SCHEDULE OF INVESTMENTS at July 31, 2023 (Continued)

Carbon Collective Climate Solutions U.S. Equity ETF

The accompanying notes are an integral part of these financial statements.	7

STATEMENT OF ASSETS AND LIABILITIES at July 31, 2023

Assets
Investments in securities, at value (Note 2)	$22,364,859
Cash	2
Receivables:
Dividends and interest	16,163
Investment securities sold	1,015
Total assets	22,382,039

Liabilities
Payables:
Management fees (Note 4)	6,327
Total liabilities	6,327
Net assets	$22,375,712

Components of Net Assets:
Paid-in capital	$20,230,721
Total distributable (accumulated) earnings (losses)	2,144,991
Net assets	$22,375,712

Net Asset Value (unlimited shares authorized):
Net assets	$22,375,712
Shares of beneficial interest issued and outstanding	1,050,000
Net asset value	$21.31

Cost of investments	$20,210,875

Carbon Collective Climate Solutions U.S. Equity ETF

8	The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS For the Period Ended July 31, 2023(1)

Investment Income:
Dividend income (net of foreign withholding tax of $9,015)	$158,446
Interest income	2,447
Total investment income	160,893

Expenses:
Management fees (Note 4)	47,463
Tax expense	434
Total expenses	47,897
Net investment income (loss)	112,996

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	632,526
Change in unrealized appreciation/depreciation
Investments	2,153,984
Net realized and unrealized gain (loss) on investments	2,786,510
Net increase (decrease) in net assets resulting from operations	$2,899,506

(1)The Fund commenced operations on September 19, 2022. The information presented is from September 19, 2022 to July 31, 2023.

Carbon Collective Climate Solutions U.S. Equity ETF

The accompanying notes are an integral part of these financial statements.	9

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended July 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$112,996
Net realized gain (loss)	632,526
Change in net unrealized appreciation/depreciation	2,153,984
Net increase (decrease) in net assets resulting from operations	2,899,506

Distributions to Shareholders:
Net distributions to shareholders	(36,414)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	19,412,620
Total increase (decrease) in net assets	22,375,712

Net Assets:
Beginning of period	100,000	(3)
End of period	$22,375,712

(1)The Fund commenced operations on September 19, 2022. The information presented is from September 19, 2022 to July 31, 2023.

(2)Summary of share transactions is as follows:

(3)Reflects the seed capital contributed by Toroso Investments, LLC (“Toroso” or the “Adviser”) as of commencement of operations, which was subsequently redeemed.

	Period Ended July 31, 2023 (1)
	Shares	Value
Shares sold	1,200,000	$22,384,825
Shares redeemed	(155,000)	(2,972,205)
Net increase (decrease)	1,050,000	$19,412,620

Carbon Collective Climate Solutions U.S. Equity ETF

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended July 31, 2023 (1)

Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.13
Net realized and unrealized gain (loss)(3)	1.22
Total from investment operations	1.35

Less Distributions:
From net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$21.31
Total return(4)(5)	6.81%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$22.4
Ratio of expenses to average net assets(7)	0.35%
Ratio of net investment income (loss) to average net assets(7)	0.83%
Portfolio turnover rate(4)(6)	37%

(1)The Fund commenced operations on September 19, 2022. The information presented is from September 19, 2022 to July 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Excludes the impact of in-kind transactions.

(7)Annualized.

11

Carbon Collective Climate Solutions U.S. Equity ETF

NOTES TO FINANCIAL STATEMENTS July 31, 2023

NOTE 1 – ORGANIZATION

The Carbon Collective Climate Solutions U.S. Equity ETF (the “Fund”) is a diversified series of the Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Adviser serves as investment adviser to the Fund and Carbon Collective Investing, LLC (“Carbon Collective” or the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on September 19, 2022.

The investment objective of the Fund is to seek to achieve long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

For securities for which quotations are not readily available, under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, a Tidal Financial Group company, subject to oversight by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value (“NAV”) that would be calculated without regard to such considerations. As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –    Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –   Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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Carbon Collective Climate Solutions U.S. Equity ETF

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$22,309,774	$—	$—	$22,309,774
Short-Term Investments	55,085	—	—	55,085
Total Investments in Securities	$22,364,859	$—	$—	$22,364,859

(1)See Schedule of Investments for the industry breakout.

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. Tax expense is disclosed in the Statement of Operations, if applicable.

As of July 31, 2023, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Dividends received from Real Estate Investment Trusts (“REITs”) generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Continued)

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Carbon Collective Climate Solutions U.S. Equity ETF

H.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “LMRP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the LMRP.

I.Organizational and Offering Costs. All organizational and offering costs for the Trust and the Fund were borne by the Adviser. The Trust and the Fund do not have an obligation to reimburse the Adviser for organization and offering costs paid on their behalf.

J.Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

K.Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily due to adjustments for redemptions in-kind. These reclassifications have no effect on net assets or net asset value per share. For the period ended July 31, 2023, the following reclassification adjustments were made:

Paid-In Capital	Total Distributed (Accumulated) Earnings (Losses)
$718,101	$(718,101)

During the period ended July 31, 2023, the Fund realized $718,101 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such losses are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated gains to paid-in capital.

L.Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

Note 3 – Principal Investment Risks

Climate Change Consideration Risk. Applying climate change and other filters to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use these criteria. As a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. Additionally, the Fund will be more susceptible to events or factors affecting market segments that are focused on climate change solutions.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risk, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund, and has overall responsibility for the general management and administration of the Fund pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”). The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser also arranges for sub-

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Continued)

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Carbon Collective Climate Solutions U.S. Equity ETF

advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. For the services it provides to the Fund, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser (collectively, the “Excluded Expenses”).

The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses by the Fund, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2023, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $6,547,974 and $5,938,845, respectively.

For the period ended July 31, 2023, there were no purchases or sales of long-term U.S. Government securities.

For the period ended July 31, 2023, in-kind transactions associated with creations and redemptions for the Fund were $21,799,514 and $2,840,223, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended July 31, 2023. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. The tax character of distributions paid during the period ended July 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$36,414

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Continued)

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Carbon Collective Climate Solutions U.S. Equity ETF

As of the most recent fiscal period ended July 31, 2023, the components of distributable (accumulated) earnings (losses) on a tax basis were as follows:

Cost of investments(1)	$20,321,079
Gross tax unrealized appreciation	$3,635,089
Gross tax unrealized depreciation	(1,591,308)
Net tax unrealized appreciation (depreciation)	2,043,781
Undistributed ordinary income (loss)	101,210
Undistributed long-term capital gain (loss)	—
Total distributable earnings	101,210
Other accumulated gain (loss)	—
Total distributable (accumulated) earnings (losses)	$2,144,991

(1)The differences between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late year losses), and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent fiscal period ended July 31, 2023, the Fund had not elected to defer any late year losses or post-October losses, and had no capital loss carryovers.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on NASDAQ. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the corona virus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Continued)

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Carbon Collective Climate Solutions U.S. Equity ETF

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective August 31, 2023, Daniel Carlson resigned as Executive Vice President. Ally L. Mueller resigned as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust and was appointed to be Vice President of the Trust. Also, effective August 31, 2023, Aaron Perkovich and Joey Olszewski resigned as Assistant Treasurers of the Trust. Aaron Perkovich was appointed to be Treasurer, Principal Financial Officer, and Principal Accounting Officer of the Trust. Peter Chappy and Melissa Breitzman were appointed to be Assistant Treasurers of the Trust.

The Fund has determined that there are no other subsequent events that would need to be disclosed or recorded in the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Continued)

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Carbon Collective Climate Solutions U.S. Equity ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Carbon Collective Climate Solutions U.S. Equity ETF and
Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Carbon Collective Climate Solutions U.S. Equity ETF (the “Fund”), a series of Tidal Trust II, as of July 31, 2023, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period September 19, 2022 (commencement of operations) to July 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Toroso Investment, LLC’s investment companies since 2020.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 29, 2023

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Carbon Collective Climate Solutions U.S. Equity ETF

EXPENSE EXAMPLE For the Six Months Ended July 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from February 1, 2023 to July 31, 2023.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Expenses Paid During the Period February 1, 2023 – July 31, 2023
Actual (1)	$1,000.00	$1,106.90	$1.83
Hypothetical (5% annual return before expenses)(2)	$1,000.00	$1,023.06	$1.76

(1)The actual expenses are equal to the Fund’s annualized net expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

(2)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

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Carbon Collective Climate Solutions U.S. Equity ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(2)
Javier Marquina Born: 1973	Trustee	Indefinite term; since 2022	Founder and Chief Executive Officer of ARQ Consultants Inc. (since 2019); Interim CEO for the Americas of Acciona Inmobiliaria (2020 to 2021); Head of Investment Team for Latin America for GLL Real Estate Partners (2016 to 2020); Self-employed real estate investment advisor advising institutional and private real estate investors in cross border property acquisitions and dispositions, as well as consulting research and market analysis (2015 to 2019).	18	Inmobiliaria Specturm
Michelle McDonough Born: 1980	Trustee	Indefinite term; since 2022	Chief Operating Officer, Trillium Asset Management LLC.	18	Trillium Asset Management, LLC
Dave Norris Born: 1976	Trustee	Indefinite term; since 2022	Chief Operating Officer, RedRidge Diligence Services	18	None
Interested Trustee and Executive Officer
Eric W. Falkeis(3) c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman	President and Principal Executive Officer since 2022, Indefinite term; Interested Trustee, Chairman, since 2022, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013–2018) and Direxion Advisors, LLC (2017–2018); President, Principal Executive Officer, President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary of Tidal ETF Trust (since 2018).	18

Independent Director,

Muzinich BDC, Inc.

(since 2019); Trustee,

Professionally

Managed Portfolios

(27 series) (since

2011); Interested

Trustee, Direxion

Funds, Direxion

Shares ETF Trust,

and Direxion

Insurance Trust

(2014–2018); Trustee and Chairman of Tidal ETF Trust (Since 2018).

20

Carbon Collective Climate Solutions U.S. Equity ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Aaron J. Perkovich c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	Assistant Treasurer(4)	Indefinite term; since 2023

Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).

				Not Applicable	Not Applicable
William H. Woolverton, Esq. c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer, Indefinite term; since 2022

Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Toroso Investments, LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).

				Not Applicable	Not Applicable
Ally L. Mueller c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Treasurer, Principal Financial Officer and Principal Accounting Officer(4)	Indefinite term; since 2023	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC; Assistant Treasurer, Tidal ETF Trust (since 2022).	Not Applicable	Not Applicable
Lissa M. Richter c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Secretary	Indefinite term; since 2022	ETF Regulatory Manager, Tidal ETF Services LLC (Since 2021); Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC, (2005 to 2013).	Not Applicable	Not Applicable
Peter Chappy c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1975	Assistant Treasurer	Indefinite term; since 2023

Fund Administration Manager, Tidal ETF Services LLC (since 2023); Product Owner, Allvue Systems (2022 to 2023); Senior Business Consultant, Refinitiv (2015 to 2022); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2008 to 2015).

				Not Applicable	Not Applicable

21

Carbon Collective Climate Solutions U.S. Equity ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Melissa Breitzman c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1983	Assistant Treasurer	Indefinite term: since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005 to 2023).	Not Applicable	Not Applicable
Charles Ragauss c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1987	Vice President	Indefinite term; since 2022	Portfolio Manager, Toroso Investments, LLC (Since 2020); Chief Operating Officer (and other capacities) CSat Investment Advisory, L.P. (2016 to 2020).	Not Applicable	Not Applicable

(1)The Trustees have designated a mandatory retirement age of 76, such that each Trustee, serving as such on the date he or she reaches the age of 76, shall submit his or her resignation not later than the last day of the calendar year in which his or her 76th birthday occurs.

(2)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(3)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

(4)The officer’s positions held have changed since July 31, 2023, the date of this report and year-end of the Fund.

22

Carbon Collective Climate Solutions U.S. Equity ETF

ADDITIONAL INFORMATION (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the year ended July 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income for the period ended July 31, 2023 was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended July 31, 2023, was 59.59%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the period ended July 31, 2023, was 0.00%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 794-0140 or by accessing the Fund’s website at www.carboncollectivefunds.com/ccso. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (833) 794-0140 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.carboncollectivefunds.com/ccso. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 794-0140. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.carboncollectivefunds.com/ccso.

INFORMATION ABOUT THE FUND’S TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 794-0140. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.carboncollectivefunds.com/ccso.

Investment Adviser
Toroso Investments, LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser
Carbon Collective Investing, LLC
1748 Shattuck Ave, PMB 164
Berkeley, California 94709

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway
New York, New York 10019

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Carbon Collective Climate Solutions U.S. Equity ETF	CCSO	88634T105

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Carbon Collective Climate Solutions U.S. Equity ETF

FYE 07/31/2023
Audit Fees	$11,000
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 07/31/2023
Registrant	N/A
Registrant’s Investment Adviser	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two year.

Non-Audit Related Fees	FYE 07/31/2023
Registrant	N/A
Registrant’s Investment Adviser	N/A

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each President/Principal Executive Officer and Treasurer/Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 6, 2023

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 6, 2023

* Print the name and title of each signing officer under his or her signature.